Financial information of the parent company (Details) - Schedule of parent company statements of income and comprehensive income (Unaudited) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES:
General and administrative	$ (4,452,154)
Total operating expenses	(4,452,154)
LOSS FROM OPERATIONS	(4,452,154)
OTHER INCOME (EXPENSE)
Finance expense	(17,410)
Equity income of subsidiaries	6,517,671	$ 9,087,872
Total other income, net	6,500,261	9,087,872
NET INCOME	2,048,107	9,087,872
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,144,657	(132,280)
COMPREHENSIVE INCOME	$ 3,192,764	$ 8,955,592